Document and Entity Information	Apr. 29, 2023
Risk/Return:
Document Type	485BPOS
Document Period End Date	Feb. 28, 2023
Registrant Name	Fidelity California Municipal Trust II
Central Index Key	0000878662
Investment Company Type	N-1A
Amendment Flag	false